Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables, net of expected credit losses of $3.0 (2019 – $2.2)	$ 702.7	$ 787.3
Holdbacks, current	19.7	20.6
Other	15.6	9.8
Trade and other receivables	738.0	817.7
Expected credit losses	$ 3.0	$ 2.2